Impairments - Fixed Assets and Other Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Asset impairment	$ 53	$ 5	$ 461
Natural gas compressors [Member]
Property, Plant and Equipment [Line Items]
Asset impairment	45	0	21
Barnett Shale exit costs [Member]
Property, Plant and Equipment [Line Items]
Asset impairment	0	0	284
Devonian Shale exit costs [Member]
Property, Plant and Equipment [Line Items]
Asset impairment	0	0	142
Gathering systems [Member]
Property, Plant and Equipment [Line Items]
Asset impairment	0	0	3
Buildings and land [Member]
Property, Plant and Equipment [Line Items]
Asset impairment	4	5	11
Other [Member]
Property, Plant and Equipment [Line Items]
Asset impairment	$ 4	$ 0	$ 0